ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

NCM Financial, Inc., a corporation (hereafter the “Company”), was organized under the laws of the state of Texas on June 4, 2013. Previously, the Company was organized as a Limited Liability company organized under the laws of the state of Texas on May 10, 2006.  The Company is a provider of Investment research. The Company provides independent research and software for individuals and professional investors to create maximized returns in markets around the world. The Company offers solutions for investors to amplify investment returns and meet their financial goals.

NOTE 1 – ORGANIZATION

NCM Financial, Inc., a corporation (hereafter the “Company”), was organized under the laws of the state of Texas on June 4, 2013. Previously, the Company was organized as a Limited Liability company organized under the laws of the state of Texas on May 10, 2006.  The Company is a provider of Investment research. The Company provides independent research and software for individuals and professional investors to create maximized returns in markets around the world. The Company offers solutions for investors to amplify investment returns and meet their financial goals.